Income Taxes - Schedule of Deferred Tax Assets and Liabilities Included in the Consolidated Balance Sheets (Details) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Current deferred tax assets	$ 86	$ 103
Current deferred tax liabilities	(6)	(1)
Long-term deferred tax assets	18	3
Long-term deferred tax liabilities	(521)	(553)
Net deferred tax liabilities	$ (423)	$ (448)